CASH FLOW INFORMATION (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
CASH FLOW INFORMATION [Abstract]
Capitalized interest	$ 24,659	$ 4,056	$ 44,108